Submission	Jun. 24, 2026
Submission [Line Items]
Central Index Key	0002107018
Registrant Name	DPC Holdings Ltd
Registration File Number	333-296215
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES